Income Taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Income Taxes [Line Items]
Tax rate	30.00%	30.00%	[1]	30.00%
Undistributed profits (in Pesos)	$ 252,164	$ 241,977		$ 231,203
Unrecognized deferred income tax liabilities (in Pesos)	$ 75,649	$ 72,593		$ 69,361
Peru [Member]
Income Taxes [Line Items]
Tax rate	29.50%	29.50%		29.50%
Mexico [Member]
Income Taxes [Line Items]
Tax rate	30.00%	30.00%		30.00%
Guatemala [Member]
Income Taxes [Line Items]
Tax rate	25.00%	25.00%		25.00%
United States [Member]
Income Taxes [Line Items]
Tax rate	21.00%	21.00%		21.00%

[1]	Details of the restatement are shown in note 2b.